Finance costs and finance income	12 Months Ended
Dec. 31, 2024
Finance costs and finance income
Finance costs and finance income

29.   Finance costs and finance income

(a)	This caption is made up as follows:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interest on time deposits	9,998	7,795	3,521
Interests on third party loans	662	800	449
Interest on tax claims	263	—	—
Interest on loans to related parties, note 32(a)	21	23	94
Interest from financial instruments	—	85	74
Other finance revenues	985	—	565
	11,929	8,703	4,703
Reversal of the amortized cost of the syndicated loan, note 16(g)	—	85	8,855
Unrealized change of the fair value related to contingent consideration liability (b)	—	—	813
Accrual of other account receivable	599	269	72
Total finance revenues	12,528	9,057	14,443

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Finance costs:
Interest related to the liability resulting from the tax claim of the years 2009-2010	—	58,454	—
Interest related to senior notes	30,250	30,250	31,771
Interest on borrowings and loans	7,276	9,044	10,865
Interest related to payments to the tax administration related to year 2014, note 31(d)	3,003	—	—
Bonds non-domiciled interest	1,902	—	—
Settlement of hedging financial instruments, note 34(b)	—	—	818
Tax on financial transactions	186	500	189
Interest of loans with third parties	—	—	26
	42,617	98,248	43,669
Fair value variation of the financial liability of the contingent consideration liability (b)	6,657	4,709	—
Accretion expense for mine closure and exploration projects, note 15(b)	8,081	11,838	5,070
Amortized cost of financial obligations, note 16(g)	700	155	2,820
Accrual of costs for bond issuance, note 16(g)	2,122	2,082	1,963
Structuring costs related to the credit line of US$200M	2,062	—	—
Amortized cost of financial obligations, note 16(g)	—	—	515
Update of the accounts receivable from Howden Hodco Perú, notes 1(d) and 7(i)	—	1,956	—
Accretion expense for leases related to right-in-use assets, note 16(g)	623	266	99
Other financial cots	2,535	—	—
	65,397	119,254	54,136

(b)	Contingent consideration -

On August 18, 2014, Buenaventura acquired from Minera Gold Fields Peru S.A. (hereinafter “Gold Fields”) 51% of the voting shares of Canteras del Hallazgo S.A.C., which represent the whole interest of Gold Fields in the equity of such entity.

Through the merger with Canteras del Hallazgo S.A.C, the Group is the owner of the Chucapaca project, which is in the Ichuña district, in the General Sanchez Cerro province, in the Moquegua department, Peru. According to previously performed studies, there is evidence of the existence of gold, silver, copper and antimony in the area, specifically in the Canahuire deposit.

The purchase and sale agreement considered a contingent consideration of US$23,026,000, which corresponds to the present value of the future royalty payments equivalent to 1.5% over the future sales of the minerals arising from the mining properties acquired. The fair value of the future royalty payments was determined using the income approach.

Significant increase (decrease) in the future sales of mineral would result in higher (lower) fair value of the contingent consideration liability, while significant increase (decrease) in the discount rate would result in lower (higher) fair value of the liability. Changes in the fair value of this contingent consideration have been recognized through profit or loss in the consolidated statement of profit or loss.

As of December 31, 2024 and 2023, it is highly probable that the Group reaches the projected future sales. The fair value of the contingent consideration determined as of December 31, 2024 and 2023 reflects this assumption and changes in metal prices.

(c)	A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Beginning balance	21,614	16,905	17,718

Changes in the fair value through profit or loss	6,657	4,709	(813)
Ending balance	28,271	21,614	16,905

Significant unobservable valuation inputs are provided below:

	2024	2023

Annual average of future sales of mineral (US$000)	275,865	224,288
Useful life of mining properties	14	14
Pre-tax discount rate (%)	12.73	12.04

The Group has the preferential right of acquisition of the royalty in case Gold Fields decides to sell it.